Ordinary Shares, Preferred Shares and Warrants	12 Months Ended
Dec. 31, 2017
Ordinary Shares, Preferred Shares and Warrants Abstract]
ORDINARY SHARES, PREFERRED SHARES AND WARRANTS

NOTE 7 - ORDINARY SHARES, PREFERRED SHARES AND WARRANTS:

a.	Ordinary shares:

The Company is authorized to issue 20,000,000 ordinary shares with a par value of $0.001 per share, of which 2,528,415 were issued and outstanding as of December 31, 2015. During January 2016, the Company issued 48,000 ordinary shares par value $0.001 in connection with ASM Former Shareholder’s exercising his put option on his remaining shares in ASM. As a result the ordinary shares issued and outstanding as of that that date and as of December 31, 2017 and 2016 were 2,576,415.

The Company is authorized to issue 5,000,000 preferred shares with a par value of $0.001 per share, of which none were issued and outstanding as of December 31, 2017 and 2016.

On December 27, 2017, the Company implemented a 1-for-10 consolidation of its ordinary shares with a market effective date of March 23, 2018. The effect of such consolidation was applied retrospectively for all the amount of shares, warrants, related par value and others presented in this note and elsewhere in the consolidated financial statements.

b.	Warrants:

Since its inception, Cambridge issued 855,744 warrants which were assumed by the Company in the merger (see Note 1). Each warrant entitles its holder to purchase one ordinary share at a price of $115.00 and expires on December 17, 2018. The Company may redeem the warrants in the event that the traded ordinary share price is at least $175.00 per share (for any 20 trading days within a 30-day trading period) on a “cashless basis”.

On March 21, 2016, the Company received a letter from NASDAQ informing that its warrants did not meet the minimum 400 Round Lot Holder requirement for initial listing on the NASDAQ and that the Staff had determined to initiate procedures to delist the Company’s warrants from NASDAQ. As the Company did not appeal this determination, the Company’s warrants were delisted from NASDAQ on April 18, 2016 and since such date have traded on the “OTC Pink” market under the symbol “ABIWF”.